Intangible Assets - Schedule of Goodwill (Detail) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of goodwill [line items]
Carrying amount	£ 1,203	£ 1,203
Cost
Disclosure of goodwill [line items]
Carrying amount	1,269	1,269
Accumulated impairment
Disclosure of goodwill [line items]
Carrying amount	£ (66)	£ (66)